Financial Instruments - Non-Derivative (Details) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents
Financial Instruments
Assets	$ 38,734,949	$ 47,546,083
Assets at fair value	38,734,949	47,546,083
Temporary investments
Financial Instruments
Assets	6,013,678	5,498,219
Assets at fair value	6,013,678	5,498,219
Trade notes and accounts receivable, net
Financial Instruments
Assets	24,727,073	24,906,452
Assets at fair value	24,727,073	24,906,452
Warrants issued by UHI
Financial Instruments
Assets	36,395,183	38,298,606
Assets at fair value	36,395,183	38,298,606
Warrants issued by UHI | UHI
Financial Instruments
Assets	36,395,183	38,298,606
Assets at fair value	36,395,183	38,298,606
Long-term loan and interest receivable from GTAC
Financial Instruments
Assets	929,516	881,740
Assets at fair value	937,137	889,054
Long-term loan and interest receivable from GTAC | Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. ("GTAC")
Financial Instruments
Assets	929,516	881,740
Assets at fair value	937,137	889,054
Held-to-maturity investments
Financial Instruments
Assets	287,605	335,833
Assets at fair value	284,443	334,807
Available-for-sale investments
Financial Instruments
Assets	7,297,577	6,456,392
Assets at fair value	7,297,577	6,456,392
Senior Notes due 2018, 2025, 2032 and 2040
Financial Instruments
Liabilities	29,557,650	41,271,200
Liabilities at fair value	36,635,229	45,615,860
Senior Notes due 2045
Financial Instruments
Liabilities	19,705,100	20,635,600
Liabilities at fair value	20,068,856	17,713,393
Senior Notes due 2037 and 2043
Financial Instruments
Liabilities	11,000,000	11,000,000
Liabilities at fair value	9,171,610	8,744,050
Senior Notes due 2026 and 2046
Financial Instruments
Liabilities	23,646,120	24,762,720
Liabilities at fair value	27,294,835	24,810,017
Notes due 2020
Financial Instruments
Liabilities	10,000,000	10,000,000
Liabilities at fair value	9,702,300	9,791,680
Notes due 2021
Financial Instruments
Liabilities	6,000,000	6,000,000
Liabilities at fair value	6,090,900	5,953,980
Notes due 2022
Financial Instruments
Liabilities	5,000,000	5,000,000
Liabilities at fair value	5,063,300	4,942,230
Notes due 2027
Financial Instruments
Liabilities	4,500,000
Liabilities at fair value	4,442,940
Short and long-term notes payable to Mexican banks
Financial Instruments
Liabilities	14,142,027	9,618,686
Liabilities at fair value	13,917,175	9,331,330
Finance lease obligations
Financial Instruments
Liabilities	5,622,774	6,391,826
Liabilities at fair value	5,360,933	5,763,903
Other notes payable
Financial Instruments
Liabilities	3,684,060	4,853,025
Liabilities at fair value	$ 3,319,414	$ 4,143,984